SHAREHOLDERS' EQUITY (Composition of Shares Capital) (Details)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Share capital, Authorized	500,000,000	500,000,000
Share capital, Issued and outstanding	38,419,193	37,493,217